Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Issued Capital And Reserves
Schedule of number of ordinary shares authorized
	2019	2018
	No. of shares	No. of shares

Authorized
Ordinary shares	450,000,000	450,000,000

Schedule of ordinary shares acquirer
	No. of shares		USD

At 1 January 2018	100		1,361,285

At Brooge Energy

At inception	1		n.m.*
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 25)	80,000,000	**	8,000

At 31 December 2018	80,000,000		8,000

Cash election	(1,281,965)		(128)
Changes in share capital due to business combination (note 25)	9,347,219	**	932

At 31 December 2019	88,065,254		8,804

*	not meaningful

**	Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,000 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in note 25.

Schedule of share premium
USD

At 1 January 2018	-
Reverse acquisition adjustment	1,353,285

At 31 December 2018	1,353,285

Ordinary shares issued on merger with Twelve Seas	114,022,421
Cash election	(13,599,872)

At 31 December 2019	101,775,834